Basis of Preparation of the Half-Year Financial Statements and Accounting Policies (Details) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 13, 2022 trial
Disclosure of initial application of standards or interpretations [line items]
Number of clinical trials with positive data | trial			2
Collaboration Agreement with GSK | US Government
Disclosure of initial application of standards or interpretations [line items]
Government grant recognised as deduction from development expenses | €	€ 215	€ 147
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative consumer price inflation rate	100.00%
Turkey
Disclosure of initial application of standards or interpretations [line items]
Cumulative consumer price inflation rate	100.00%